Fair Value Measurements (Details) - Schedule of level 3 instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of level 3 instruments [Abstract]
Beginning balance	$ 8,351	$ 2,068
Ending balance		8,351
Issuance of convertible note payable derivative liability	2,656	7,428
Fair value adjustments	1,358	$ (1,145)
Settlement of convertible notes payable derivative liabilities	$ (12,365)